2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant & Equipment - Estimated Useful Lives (Details)	9 Months Ended
Sep. 30, 2015
Building [Member]
Esimated Useful Lives	39 years